Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
As of March 31, 2025 and December 31, 2024, the Company had recorded goodwill of $13.5 million. No goodwill impairment was recognized for the three months ended March 31, 2025 and 2024.
Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives, with remaining useful lives ranging from 6.58 to 12.75 years. A summary of the Company’s identifiable intangible assets as of March 31, 2025 and December 31, 2024 is as follows (in thousands):

	March 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$18,314	$14,316
Acquired technology	21,940	9,509	12,431
Acquired licenses	5,711	1,007	4,704
Assembled workforce	500	500	—

Total intangible assets	$60,781	$29,330	$31,451

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$17,770	$14,860
Acquired technology	21,940	9,143	12,797
Acquired licenses	5,711	915	4,796
Assembled workforce	500	500	—

Total intangible assets	$60,781	$28,328	$32,453

As of March 31, 2025, the weighted average remaining life for identifiable intangible assets was 8.3 years. Aggregate amortization expense was $1.0 million for each of the three months ended March 31, 2025 and 2024. Patent rights, acquired technology and acquired licenses are amortized over a
15-year
period.
Estimated future amortization expense related to intangible assets as of March 31, 2025 is as follows (in thousands):

Amount
2025 (Remainder of 2025)	$3,004
2026	4,006
2027	4,006
2028	4,006
2029	4,006
Thereafter	12,423

Total	$31,451

6. Goodwill and Intangible Assets
As of December 31, 2024 and 2023, the Company had recorded goodwill of $13.5 million. No goodwill impairment was recognized for the years ended December 31, 2024 and 2023.
Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives, ranging from 6.8 to 13.0 years. A summary of the Company’s identifiable intangible assets as of December 31, 2024 and 2023 is as follows (in thousands):

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$17,770	$14,860
Acquired technology	21,940	9,143	12,797
Acquired licenses	5,711	915	4,796
Assembled workforce	500	500	—

Total intangible assets	$60,781	$28,328	$32,453

As of December 31, 2024, the weighted average remaining life for identifiable intangible assets was 8.5 years. Aggregate amortization expense was $4.0 million and $4.1 million for the years ended December 31, 2024 and 2023, respectively. Patent rights, acquired technology and acquired licenses are amortized over a
15-year
period. Assembled workforce is amortized over a five-year period.
Estimated future amortization expense related to intangible assets as of December 31, 2024 is as follows (in thousands):

Amount
2025	$4,006
2026	4,006
2027	4,006
2028	4,006
2029	4,006
Thereafter	12,423

Total	$32,453